Document and Entity Information	Nov. 11, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002096300
Document Type	8-K
Document Period End Date	Nov. 11, 2026
Entity Registrant Name	AEVEX Corp.
Entity Incorporation State Country Code	DE
Entity File Number	001-43238
Entity Tax Identification Number	41-2460652
Entity Address, Address Line One	440 Stevens Ave. #150
Entity Address, City or Town	Solana Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92075
City Area Code	(858)
Local Phone Number	704-4125
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	AVEX
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false